Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of period	$ 166	$ 177
Additions(a)	21	3
Revisions	18	11
Settlements and disposals	(5)	(35)
Accretion expense	11	10
Asset retirement obligations, end of period	211	166
Less current portion	11	11
Asset retirement obligation, long-term	200	155
Business Acquisition [Line Items]
Additions	21	$ 3
Wildhorse resource development corporation
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Additions(a)	17
Business Acquisition [Line Items]
Additions	$ 17